Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015
C000209798
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 26,837	$ 24,402	$ 24,492	$ 24,752	$ 23,002	$ 21,351	$ 20,781	$ 18,432	$ 17,982	$ 16,631	$ 15,466	$ 15,698	$ 15,404	$ 15,967	$ 17,336	$ 18,654	$ 18,400	$ 16,793	$ 15,325	$ 14,545	$ 14,041	$ 11,849	$ 11,404	$ 11,962	$ 10,985	$ 10,254	$ 10,300
C000012204
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 19,928,426	18,119,869	18,179,263	18,371,753	17,072,349	15,847,516	15,420,077	13,677,853	13,343,033	12,338,473	11,476,414	11,650,686	11,432,377	11,848,665	12,861,099	13,840,324	13,651,369	12,454,388	11,365,926	10,788,386	10,413,885	8,787,290	8,458,605	8,871,910	8,144,525	7,601,699	7,637,232	$ 7,508,056	$ 7,862,831	$ 7,277,064	$ 7,223,633	$ 7,011,261	$ 6,479,799	$ 6,251,858	$ 6,093,172	$ 5,607,870	$ 5,504,486	$ 5,265,961	$ 4,816,581	$ 5,259,100	$ 5,000,000
C000012206
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 26,291	23,974	24,610	26,445	25,634	24,943	23,783	22,120	22,275	19,998	21,939	21,757	19,873	22,381	21,814	21,736	21,973	22,385	18,692	17,668	15,584	13,678	13,055	14,901	13,900	12,969	13,814	13,487	14,903	14,632	14,768	14,744	13,559	12,980	12,869	12,163	11,583	11,002	9,592	10,495	10,000
C000012205
Account Value [Line Items]
Account Value	$ 262,993	239,809	246,168	264,533	256,406	249,499	237,893	221,243	222,794	200,003	219,397	217,620	198,746	223,851	218,168	217,384	219,752	223,847	186,911	176,666	155,807	136,737	130,506	148,950	138,943	129,629	138,064	134,813	148,992	146,272	147,625	147,391	135,554	129,761	128,662	121,607	115,801	109,989	95,912	104,914	100,000
C000012209
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 25,973	22,932	23,018	22,246	19,854	19,057	18,179	15,847	15,436	14,277	12,746	12,432	13,141	14,394	16,690	18,397	20,732	19,123	17,717	15,858	14,835	12,781	12,191	12,548	11,854	11,341	11,132	10,935	11,683	10,996	11,481	11,987	12,106	12,064	12,439	11,867	11,914	11,503	10,927	10,416	10,000
C000012208
Account Value [Line Items]
Account Value	$ 259,805	229,366	230,241	222,514	198,592	190,614	181,819	158,500	154,373	142,784	127,485	124,366	131,454	143,969	166,912	184,000	207,370	191,273	177,202	158,613	148,380	127,825	121,928	125,483	118,551	113,424	111,344	109,356	116,844	109,951	114,780	119,853	121,058	120,631	124,375	118,648	119,145	115,009	109,254	104,142	100,000
C000012210
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 42,578	38,428	37,711	38,066	34,620	32,189	31,768	27,305	26,425	24,340	21,531	21,537	21,986	22,304	27,252	33,683	33,995	29,982	29,697	27,818	26,658	20,670	18,115	17,965	16,871	15,785	15,777	15,187	16,269	14,995	14,590	13,644	12,746	12,045	11,197	10,422	10,689	10,372	9,667	10,534	10,000
C000012211
Account Value [Line Items]
Account Value	$ 215,175	194,160	190,497	192,238	174,790	162,462	160,317	137,753	133,272	122,733	108,540	108,558	110,783	112,362	137,246	169,596	171,125	150,870	149,410	139,928	134,064	103,916	91,051	90,268	84,758	79,280	79,224	76,245	81,656	75,249	73,190	68,429	63,905	60,371	56,090	52,191	53,513	51,918	48,361	52,693	50,000
C000012213
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 27,447	26,411	25,379	26,280	24,057	22,763	19,289	19,203	19,198	19,733	19,715	21,440	22,004	21,870	19,935	19,210	19,792	18,718	16,739	17,744	16,605	16,676	17,223	17,495	17,312	16,007	15,571	15,081	14,406	13,663	12,860	14,713	14,116	13,685	13,071	11,747	12,140	12,027	11,155	10,250	10,000
C000012212
Account Value [Line Items]
Account Value	$ 274,729	264,373	254,023	263,037	240,793	227,852	193,076	192,205	192,196	197,542	197,310	214,600	220,219	218,867	199,482	192,224	198,008	187,249	167,459	177,480	166,086	166,780	172,248	174,941	173,103	160,058	155,682	150,786	144,026	136,620	128,580	147,089	141,143	136,826	130,688	117,475	121,423	120,282	111,561	102,503	100,000
C000012215
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 36,294	33,418	33,554	35,139	29,937	28,352	29,369	26,394	26,520	23,384	22,760	22,611	23,521	23,427	27,033	31,049	29,078	27,579	25,680	23,632	21,964	16,902	15,666	16,287	15,690	14,645	14,712	14,452	15,712	14,308	14,055	13,168	12,159	12,223	11,584	10,942	10,684	10,421	9,782	10,556	10,000
C000012214
Account Value [Line Items]
Account Value	$ 363,033	334,265	335,629	351,472	299,460	283,590	293,769	263,990	265,239	233,894	227,653	226,179	235,253	234,301	270,374	310,552	290,845	275,840	256,842	236,360	219,694	169,057	156,666	162,884	156,918	146,459	147,122	144,519	157,137	143,087	140,559	131,697	121,590	122,229	115,847	109,425	106,833	104,222	97,818	105,565	100,000
C000012217
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 23,049	23,489	23,385	23,142	22,381	21,015	20,159	18,789	19,262	18,843	18,512	19,604	18,406	18,576	18,712	17,558	17,900	17,525	15,628	16,089	15,564	13,939	13,533	14,420	14,020	12,836	12,637	12,907	12,382	11,346	11,994	12,479	12,068	12,424	12,049	11,027	11,736	11,253	10,752	10,469	10,000
C000012216
Account Value [Line Items]
Account Value	$ 230,639	235,057	234,000	231,582	223,952	210,295	201,730	188,009	192,745	188,541	185,222	196,163	184,175	185,838	187,195	175,643	179,071	175,297	156,312	160,910	155,660	139,409	135,326	144,199	140,198	128,360	126,361	129,055	123,803	113,450	119,926	124,782	120,674	124,234	120,488	110,269	117,372	112,545	107,521	104,691	100,000
C000012219
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 19,415	17,348	19,077	20,056	18,883	19,211	17,544	17,157	17,920	15,092	16,473	17,831	15,650	16,550	13,291	10,244	8,991	9,542	8,650	6,398	6,072	6,437	7,551	9,387	9,183	9,477	10,500	10,636	12,138	12,274	10,596	10,925	9,783	10,162	11,083	11,573	10,582	10,303	8,591	10,265	10,000
C000012218
Account Value [Line Items]
Account Value	$ 194,524	173,811	191,141	200,981	189,209	192,507	175,798	171,907	179,531	151,197	165,022	178,630	156,684	165,769	133,131	102,580	90,062	95,536	86,595	64,057	60,781	64,434	75,517	93,862	91,837	94,777	105,004	106,366	121,368	122,729	105,958	109,242	97,827	101,595	110,804	115,726	105,830	103,031	85,907	102,604	100,000
C000012221
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 34,213	31,753	32,448	32,237	28,200	25,582	24,744	21,811	20,813	18,947	21,537	21,674	19,771	21,014	22,813	22,606	22,576	22,170	18,928	16,090	14,265	13,283	15,220	17,131	15,295	14,729	15,051	15,068	15,907	15,266	15,861	15,198	13,579	12,842	13,495	12,336	10,893	10,415	9,189	10,559	10,000
C000012220
Account Value [Line Items]
Account Value	$ 342,438	317,789	324,728	322,645	282,200	256,016	247,644	218,287	208,263	189,593	215,513	216,912	197,833	210,293	228,236	226,165	225,907	221,780	189,382	160,958	142,686	132,872	152,207	171,314	152,930	147,316	150,504	150,681	159,080	152,672	158,613	151,998	135,784	128,430	134,943	123,376	108,957	104,137	91,890	105,589	100,000
C000012223
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 22,383	21,317	23,696	23,608	24,907	22,578	22,814	20,419	20,834	20,032	19,894	21,451	19,459	20,231	20,301	20,667	21,767	19,838	18,543	17,717	17,007	16,038	14,265	15,106	13,709	13,112	13,785	14,097	14,020	12,403	12,407	12,196	11,807	10,964	10,752	9,783	10,261	9,984	9,171	10,040	10,000
C000012222
Account Value [Line Items]
Account Value	$ 223,956	213,297	237,095	236,201	249,210	225,914	228,262	204,297	208,449	200,406	199,039	214,620	194,660	202,377	203,078	206,738	217,725	198,430	185,467	177,201	170,090	160,406	142,650	151,054	137,104	131,112	137,850	140,968	140,198	124,018	124,065	121,969	118,072	109,643	107,522	97,830	102,606	99,840	91,701	100,393	100,000
C000012225
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 34,741	32,088	30,783	32,962	29,777	28,105	27,364	23,913	24,114	21,322	22,130	21,907	20,097	20,247	21,510	22,015	22,486	22,602	19,782	18,681	16,364	14,197	15,326	16,976	15,592	14,743	15,450	14,682	15,707	14,973	15,198	14,902	13,610	13,366	13,107	12,407	11,578	10,981	10,095	10,683	10,000
C000012224
Account Value [Line Items]
Account Value	$ 347,521	320,999	307,954	329,747	297,876	281,152	273,756	239,203	241,214	213,265	221,364	219,164	201,025	202,515	215,165	220,196	224,912	226,064	197,870	186,841	163,655	141,981	153,243	169,743	155,885	147,411	154,473	146,798	157,058	149,726	151,969	149,008	136,088	133,654	131,043	124,054	115,771	109,800	100,952	106,818	100,000
C000012227
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 75,575	65,760	64,733	67,276	61,936	57,539	55,735	49,593	47,650	44,581	37,586	37,062	37,090	38,272	42,750	47,242	44,957	39,167	37,466	35,125	34,371	27,236	24,492	24,491	22,072	20,041	19,848	18,708	20,687	18,606	17,998	16,718	15,264	14,589	13,354	12,032	11,748	10,939	10,002	11,015	10,000
C000012226
Account Value [Line Items]
Account Value	$ 756,186	657,985	647,702	673,151	619,708	575,731	557,676	496,216	476,771	446,056	376,052	370,855	371,126	382,943	427,741	472,702	449,852	391,915	374,866	351,437	343,909	272,501	244,978	244,979	220,769	200,452	198,506	187,116	206,913	186,086	180,008	167,211	152,660	145,912	133,557	120,329	117,488	109,401	100,036	110,147	100,000
C000012228
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 27,409	26,195	25,195	24,316	24,014	23,370	22,263	20,509	20,601	20,423	19,982	19,706	18,760	20,015	23,046	27,454	29,559	28,094	27,959	25,667	22,757	17,579	16,233	16,208	14,816	14,292	14,742	14,006	15,527	15,572	15,617	14,796	13,992	12,897	11,315	10,418	10,895	10,252	9,322	10,528	10,000
C000012229
Account Value [Line Items]
Account Value	$ 138,643	132,435	127,373	122,874	121,308	118,027	112,391	103,519	103,948	103,039	100,792	99,375	94,563	100,864	116,092	138,288	148,832	141,420	140,699	129,139	114,474	88,402	81,592	81,460	74,426	71,798	74,038	70,322	77,931	78,135	78,323	74,176	70,120	64,619	56,669	52,169	54,536	51,296	46,638	52,655	50,000
C000055210
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 41,404	37,619	37,743	37,826	35,402	32,846	31,599	28,149	27,455	25,323	23,430	24,034	23,308	24,209	25,814	27,155	26,818	24,688	22,375	21,292	20,639	17,600	16,822	17,688	16,362	15,291	15,384	15,203	15,845	14,665	14,676	14,194	13,177	12,761	12,423	11,469	11,261	10,817	9,929	10,636	10,000
C000055209
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 20,730,261	18,834,323	18,895,938	18,937,127	17,722,992	16,443,352	15,818,694	14,090,481	13,743,588	12,676,824	11,728,444	12,031,703	11,666,323	12,116,523	12,919,677	13,589,633	13,420,666	12,354,408	11,195,640	10,653,214	10,326,205	8,805,033	8,413,017	8,846,063	8,182,993	7,646,916	7,693,570	7,603,960	7,925,188	7,334,740	7,339,983	7,099,232	6,590,238	6,381,910	6,213,228	5,735,102	5,631,571	5,409,958	4,965,637	5,318,832	5,000,000
C000055213
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 30,722	28,747	29,826	29,843	28,366	26,172	25,167	22,968	22,804	21,325	21,711	22,718	20,631	21,894	21,818	20,840	21,162	20,714	18,317	17,061	15,892	14,940	15,209	16,837	15,437	14,710	15,056	15,121	15,181	14,137	14,374	14,136	13,007	12,619	12,753	11,921	11,471	10,982	10,050	10,588	10,000
C000055212
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 15,384,840	14,396,903	14,936,645	14,944,714	14,203,786	13,105,492	12,601,462	11,499,586	11,417,707	10,677,817	10,870,853	11,375,255	10,328,421	10,960,708	10,921,854	10,431,381	10,592,383	10,366,492	9,166,195	8,537,573	7,951,100	7,474,276	7,605,223	8,418,926	7,719,627	7,355,475	7,528,764	7,562,431	7,592,362	7,070,362	7,188,803	7,070,610	6,505,504	6,311,016	6,378,308	5,961,495	5,736,170	5,492,476	5,025,589	5,295,009	5,000,000
NACC2 Index: FTSE USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE USA Index
Account Value	$ 26,554	24,226	24,257	24,509	22,785	21,176	20,443	18,255	17,903	16,519	15,635	15,962	15,451	16,045	17,066	17,903	17,758	16,433	14,932	14,119	13,527	11,617	11,188	11,802	10,929	10,241	10,316
NACC2 Index: FTSE USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE USA Index
Account Value	$ 19,458,542	17,752,527	17,775,218	17,959,388	16,696,132	15,517,535	14,980,371	13,376,741	13,118,891	12,105,002	11,456,796	11,696,306	11,322,367	11,757,387	12,505,224	13,118,590	13,012,523	12,041,788	10,941,738	10,346,070	9,912,057	8,512,678	8,198,647	8,648,052	8,008,658	7,504,227	7,559,374	7,437,915	7,793,439	7,242,400	7,223,927	7,008,408	6,516,908	6,321,473	6,160,259	5,697,595	5,593,905	5,369,953	4,909,461	5,280,969	5,000,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 37,295	33,915	34,117	34,783	32,189	30,015	29,011	25,861	25,516	23,496	22,551	22,926	22,185	22,992	24,506	25,714	25,588	23,808	21,748	20,263	19,154	16,501	16,036	17,010	15,768	14,814	15,015	14,721	15,562	14,455	14,292	13,950	12,938	12,566	12,297	11,407	11,148	10,673	9,733	10,534	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 372,954	339,154	341,170	347,827	321,885	300,146	290,108	258,612	255,158	234,961	225,513	229,264	221,850	229,922	245,060	257,140	255,877	238,081	217,480	202,632	191,541	165,010	160,357	170,096	157,677	148,140	150,154	147,212	155,622	144,546	142,918	139,505	129,381	125,655	122,966	114,072	111,482	106,732	97,332	105,344	100,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 37,295	33,915	34,117	34,783	32,189	30,015	29,011	25,861	25,516	23,496	22,551	22,926	22,185	22,992	24,506	25,714	25,588	23,808	21,748	20,263	19,154	16,501	16,036	17,010	15,768	14,814	15,015	14,721	15,562	14,455	14,292	13,950	12,938	12,566	12,297	11,407	11,148	10,673	9,733	10,534	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 372,954	339,154	341,170	347,827	321,885	300,146	290,108	258,612	255,158	234,961	225,513	229,264	221,850	229,922	245,060	257,140	255,877	238,081	217,480	202,632	191,541	165,010	160,357	170,096	157,677	148,140	150,154	147,212	155,622	144,546	142,918	139,505	129,381	125,655	122,966	114,072	111,482	106,732	97,332	105,344	100,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 36,784	33,451	33,647	34,310	31,744	29,599	28,635	25,498	25,160	23,182	22,267	22,640	21,926	22,745	24,265	25,511	25,417	23,691	21,678	20,169	19,065	16,456	15,998	16,958	15,729	14,784	14,984	14,699	15,538	14,435	14,271	13,933	12,920	12,542	12,278	11,394	11,134	10,660	9,725	10,527	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 183,921	167,257	168,237	171,548	158,721	147,993	143,176	127,491	125,799	115,911	111,334	113,201	109,632	113,727	121,324	127,555	127,083	118,457	108,390	100,843	95,323	82,280	79,991	84,792	78,646	73,922	74,920	73,493	77,691	72,174	71,356	69,664	64,602	62,712	61,390	56,968	55,670	53,301	48,623	52,633	50,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 37,295	33,915	34,117	34,783	32,189	30,015	29,011	25,861	25,516	23,496	22,551	22,926	22,185	22,992	24,506	25,714	25,588	23,808	21,748	20,263	19,154	16,501	16,036	17,010	15,768	14,814	15,015	14,721	15,562	14,455	14,292	13,950	12,938	12,566	12,297	11,407	11,148	10,673	9,733	10,534	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 372,954	339,154	341,170	347,827	321,885	300,146	290,108	258,612	255,158	234,961	225,513	229,264	221,850	229,922	245,060	257,140	255,877	238,081	217,480	202,632	191,541	165,010	160,357	170,096	157,677	148,140	150,154	147,212	155,622	144,546	142,918	139,505	129,381	125,655	122,966	114,072	111,482	106,732	97,332	105,344	100,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 37,295	33,915	34,117	34,783	32,189	30,015	29,011	25,861	25,516	23,496	22,551	22,926	22,185	22,992	24,506	25,714	25,588	23,808	21,748	20,263	19,154	16,501	16,036	17,010	15,768	14,814	15,015	14,721	15,562	14,455	14,292	13,950	12,938	12,566	12,297	11,407	11,148	10,673	9,733	10,534	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 372,954	339,154	341,170	347,827	321,885	300,146	290,108	258,612	255,158	234,961	225,513	229,264	221,850	229,922	245,060	257,140	255,877	238,081	217,480	202,632	191,541	165,010	160,357	170,096	157,677	148,140	150,154	147,212	155,622	144,546	142,918	139,505	129,381	125,655	122,966	114,072	111,482	106,732	97,332	105,344	100,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 37,295	33,915	34,117	34,783	32,189	30,015	29,011	25,861	25,516	23,496	22,551	22,926	22,185	22,992	24,506	25,714	25,588	23,808	21,748	20,263	19,154	16,501	16,036	17,010	15,768	14,814	15,015	14,721	15,562	14,455	14,292	13,950	12,938	12,566	12,297	11,407	11,148	10,673	9,733	10,534	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 372,954	339,154	341,170	347,827	321,885	300,146	290,108	258,612	255,158	234,961	225,513	229,264	221,850	229,922	245,060	257,140	255,877	238,081	217,480	202,632	191,541	165,010	160,357	170,096	157,677	148,140	150,154	147,212	155,622	144,546	142,918	139,505	129,381	125,655	122,966	114,072	111,482	106,732	97,332	105,344	100,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 37,295	33,915	34,117	34,783	32,189	30,015	29,011	25,861	25,516	23,496	22,551	22,926	22,185	22,992	24,506	25,714	25,588	23,808	21,748	20,263	19,154	16,501	16,036	17,010	15,768	14,814	15,015	14,721	15,562	14,455	14,292	13,950	12,938	12,566	12,297	11,407	11,148	10,673	9,733	10,534	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 372,954	339,154	341,170	347,827	321,885	300,146	290,108	258,612	255,158	234,961	225,513	229,264	221,850	229,922	245,060	257,140	255,877	238,081	217,480	202,632	191,541	165,010	160,357	170,096	157,677	148,140	150,154	147,212	155,622	144,546	142,918	139,505	129,381	125,655	122,966	114,072	111,482	106,732	97,332	105,344	100,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 37,295	33,915	34,117	34,783	32,189	30,015	29,011	25,861	25,516	23,496	22,551	22,926	22,185	22,992	24,506	25,714	25,588	23,808	21,748	20,263	19,154	16,501	16,036	17,010	15,768	14,814	15,015	14,721	15,562	14,455	14,292	13,950	12,938	12,566	12,297	11,407	11,148	10,673	9,733	10,534	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 372,954	339,154	341,170	347,827	321,885	300,146	290,108	258,612	255,158	234,961	225,513	229,264	221,850	229,922	245,060	257,140	255,877	238,081	217,480	202,632	191,541	165,010	160,357	170,096	157,677	148,140	150,154	147,212	155,622	144,546	142,918	139,505	129,381	125,655	122,966	114,072	111,482	106,732	97,332	105,344	100,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 37,295	33,915	34,117	34,783	32,189	30,015	29,011	25,861	25,516	23,496	22,551	22,926	22,185	22,992	24,506	25,714	25,588	23,808	21,748	20,263	19,154	16,501	16,036	17,010	15,768	14,814	15,015	14,721	15,562	14,455	14,292	13,950	12,938	12,566	12,297	11,407	11,148	10,673	9,733	10,534	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 372,954	339,154	341,170	347,827	321,885	300,146	290,108	258,612	255,158	234,961	225,513	229,264	221,850	229,922	245,060	257,140	255,877	238,081	217,480	202,632	191,541	165,010	160,357	170,096	157,677	148,140	150,154	147,212	155,622	144,546	142,918	139,505	129,381	125,655	122,966	114,072	111,482	106,732	97,332	105,344	100,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 37,295	33,915	34,117	34,783	32,189	30,015	29,011	25,861	25,516	23,496	22,551	22,926	22,185	22,992	24,506	25,714	25,588	23,808	21,748	20,263	19,154	16,501	16,036	17,010	15,768	14,814	15,015	14,721	15,562	14,455	14,292	13,950	12,938	12,566	12,297	11,407	11,148	10,673	9,733	10,534	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 372,954	339,154	341,170	347,827	321,885	300,146	290,108	258,612	255,158	234,961	225,513	229,264	221,850	229,922	245,060	257,140	255,877	238,081	217,480	202,632	191,541	165,010	160,357	170,096	157,677	148,140	150,154	147,212	155,622	144,546	142,918	139,505	129,381	125,655	122,966	114,072	111,482	106,732	97,332	105,344	100,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 37,295	33,915	34,117	34,783	32,189	30,015	29,011	25,861	25,516	23,496	22,551	22,926	22,185	22,992	24,506	25,714	25,588	23,808	21,748	20,263	19,154	16,501	16,036	17,010	15,768	14,814	15,015	14,721	15,562	14,455	14,292	13,950	12,938	12,566	12,297	11,407	11,148	10,673	9,733	10,534	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 372,954	339,154	341,170	347,827	321,885	300,146	290,108	258,612	255,158	234,961	225,513	229,264	221,850	229,922	245,060	257,140	255,877	238,081	217,480	202,632	191,541	165,010	160,357	170,096	157,677	148,140	150,154	147,212	155,622	144,546	142,918	139,505	129,381	125,655	122,966	114,072	111,482	106,732	97,332	105,344	100,000
NACC2 Index: MSCI All Country World Index ex USA Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Account Value	$ 21,314	19,952	18,405	17,784	18,357	17,446	16,696	15,652	15,453	14,869	14,764	14,250	13,737	15,000	15,825	16,089	16,982	17,041	15,820	14,677	13,545	11,884	12,483	13,343	12,450	12,253	12,506	11,938	12,806	13,007	13,305	12,930	12,352	11,804	10,889	10,088	10,343	9,936	9,084	10,041	10,000
NACC2 Index: MSCI All Country World Index ex USA Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Account Value	$ 106,572	99,759	92,025	88,921	91,785	87,228	83,482	78,260	77,267	74,345	73,820	71,249	68,687	74,998	79,124	80,444	84,908	85,205	79,099	73,384	67,724	59,422	62,416	66,713	62,251	61,267	62,532	59,689	64,029	65,033	66,523	64,650	61,759	59,018	54,446	50,438	51,713	49,678	45,418	50,206	50,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 36,784	33,451	33,647	34,310	31,744	29,599	28,635	25,498	25,160	23,182	22,267	22,640	21,926	22,745	24,265	25,511	25,417	23,691	21,678	20,169	19,065	16,456	15,998	16,958	15,729	14,784	14,984	14,699	15,538	14,435	14,271	13,933	12,920	12,542	12,278	11,394	11,134	10,660	9,725	10,527	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 18,392,058	16,725,726	16,823,717	17,154,811	15,872,098	14,799,300	14,317,568	12,749,059	12,579,945	11,591,118	11,133,442	11,320,075	10,963,202	11,372,689	12,132,385	12,755,471	12,708,302	11,845,701	10,838,953	10,084,262	9,532,304	8,228,036	7,999,072	8,479,175	7,864,617	7,392,231	7,491,958	7,349,338	7,769,068	7,217,365	7,135,563	6,966,368	6,460,244	6,271,171	6,139,035	5,696,791	5,566,956	5,330,086	4,862,271	5,263,310	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 36,784	33,451	33,647	34,310	31,744	29,599	28,635	25,498	25,160	23,182	22,267	22,640	21,926	22,745	24,265	25,511	25,417	23,691	21,678	20,169	19,065	16,456	15,998	16,958	15,729	14,784	14,984	14,699	15,538	14,435	14,271	13,933	12,920	12,542	12,278	11,394	11,134	10,660	9,725	10,527	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 18,392,058	16,725,726	16,823,717	17,154,811	15,872,098	14,799,300	14,317,568	12,749,059	12,579,945	11,591,118	11,133,442	11,320,075	10,963,202	11,372,689	12,132,385	12,755,471	12,708,302	11,845,701	10,838,953	10,084,262	9,532,304	8,228,036	7,999,072	8,479,175	7,864,617	7,392,231	7,491,958	7,349,338	7,769,068	7,217,365	7,135,563	6,966,368	6,460,244	6,271,171	6,139,035	5,696,791	5,566,956	5,330,086	4,862,271	5,263,310	5,000,000
NACC2 Index: FTSE US Choice Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE US Choice Index
Account Value	$ 27,052	24,591	24,671	24,926	23,153	21,484	20,905	18,536	18,083	16,718	15,540	15,772	15,472	16,031	17,398	18,718	18,457	16,835	15,358	14,574	14,066	11,865	11,420	11,975	10,991	10,258	10,302
NACC2 Index: FTSE US Choice Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE US Choice Index
Account Value	$ 20,106,771	18,276,983	18,336,713	18,526,261	17,208,381	15,968,048	15,537,922	13,776,900	13,440,504	12,425,603	11,550,420	11,722,652	11,499,815	11,914,804	12,930,837	13,912,211	13,717,959	12,512,690	11,414,936	10,832,174	10,454,711	8,818,824	8,487,890	8,900,179	8,168,975	7,624,414	7,657,176	7,524,991	7,881,805	7,292,933	7,237,932	7,021,033	6,487,524	6,260,554	6,098,148	5,612,438	5,506,099	5,267,296	4,815,867	5,259,888	5,000,000
NACC2 Index: MSCI U.S. Investable Market Materials 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Materials 25/50 Index
Account Value	$ 26,502	24,161	24,797	26,641	25,817	25,115	23,943	22,262	22,412	20,115	22,061	21,878	19,976	22,494	21,919	21,833	22,065	22,472	18,760	17,729	15,633	13,717	13,089	14,937	13,931	12,985	13,826	13,496	14,915	14,641	14,774	14,745	13,578	12,994	12,880	12,178	11,590	11,007	9,594	10,493	10,000
NACC2 Index: MSCI U.S. Investable Market Materials 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Materials 25/50 Index
Account Value	$ 265,017	241,613	247,966	266,408	258,167	251,153	239,430	222,625	224,123	201,146	220,611	218,776	199,761	224,940	219,187	218,332	220,655	224,723	187,602	177,294	156,325	137,170	130,891	149,368	139,307	129,848	138,258	134,961	149,145	146,408	147,740	147,452	135,785	129,940	128,803	121,783	115,896	110,065	95,935	104,927	100,000
NACC2 Index: Communication Services Spliced Index
Account Value [Line Items]
Line Graph and Table Measure Name	Communication Services Spliced Index
Account Value	$ 25,839	22,836	22,924	22,151	19,780	18,984	18,107	15,784	15,385	14,243	12,722	12,412	13,118	14,367	16,654	18,355	20,680	19,075	17,668	15,810	14,789	12,741	12,150	12,505	11,809	11,296	11,084	10,904	11,645	10,957	11,446	11,968	12,089	12,052	12,431	11,858	11,908	11,508	10,927	10,412	10,000
NACC2 Index: Communication Services Spliced Index
Account Value [Line Items]
Line Graph and Table Measure Name	Communication Services Spliced Index
Account Value	$ 258,390	228,360	229,238	221,514	197,796	189,843	181,070	157,844	153,854	142,430	127,221	124,125	131,184	143,666	166,545	183,548	206,803	190,747	176,678	158,096	147,889	127,406	121,503	125,045	118,092	112,960	110,842	109,039	116,454	109,567	114,461	119,681	120,895	120,524	124,314	118,577	119,081	115,079	109,268	104,119	100,000
NACC2 Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 51,995	46,580	45,916	46,295	42,418	39,601	38,344	33,537	32,441	29,641	26,276	26,581	26,605	27,058	30,321	33,921	32,869	28,862	26,940	25,953	25,574	20,627	18,675	19,028	17,718	16,338	16,224	15,724	16,992	15,502	15,217	14,480	13,355	12,809	12,066	11,070	11,054	10,650	9,878	10,622	10,000
NACC2 Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 259,974	232,898	229,582	231,476	212,090	198,006	191,722	167,684	162,206	148,206	131,380	132,905	133,026	135,290	151,604	169,607	164,343	144,312	134,700	129,767	127,869	103,136	93,376	95,138	88,588	81,690	81,121	78,619	84,958	77,510	76,083	72,400	66,776	64,045	60,329	55,349	55,271	53,252	49,389	53,111	50,000
NACC2 Index: MSCI U.S. Investable Market Utilities 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Utilities 25/50 Index
Account Value	$ 27,697	26,646	25,602	26,505	24,257	22,948	19,440	19,346	19,340	19,874	19,846	21,579	22,140	21,996	20,042	19,308	19,886	18,799	16,809	17,811	16,664	16,731	17,276	17,542	17,353	16,042	15,601	15,109	14,429	13,683	12,875	14,726	14,128	13,694	13,077	11,755	12,146	12,027	11,152	10,246	10,000
NACC2 Index: MSCI U.S. Investable Market Utilities 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Utilities 25/50 Index
Account Value	$ 276,973	266,457	256,019	265,051	242,573	229,477	194,397	193,463	193,397	198,739	198,458	215,790	221,401	219,960	200,424	193,080	198,859	187,995	168,087	178,114	166,644	167,306	172,758	175,416	173,528	160,421	156,010	151,092	144,288	136,828	128,748	147,264	141,282	136,941	130,770	117,546	121,457	120,274	111,521	102,461	100,000
NACC2 Index: Consumer Discretionary Spliced Index
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Discretionary Spliced Index
Account Value	$ 36,555	33,652	33,778	35,367	30,125	28,525	29,544	26,544	26,667	23,510	22,880	22,729	23,637	23,540	27,157	31,186	29,201	27,688	25,773	23,718	22,044	16,960	15,713	16,334	15,733	14,683	14,746	14,483	15,747	14,332	14,077	13,187	12,175	12,237	11,595	10,952	10,692	10,426	9,784	10,557	10,000
NACC2 Index: Consumer Discretionary Spliced Index
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Discretionary Spliced Index
Account Value	$ 365,549	336,521	337,782	353,674	301,250	285,245	295,436	265,438	266,666	235,105	228,800	227,292	236,372	235,405	271,567	311,856	292,008	276,883	257,732	237,184	220,440	169,603	157,133	163,336	157,333	146,828	147,457	144,831	157,468	143,325	140,766	131,866	121,746	122,370	115,951	109,517	106,922	104,259	97,840	105,572	100,000
NACC2 Index: MSCI U.S. Investable Market Consumer Staples 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Consumer Staples 25/50 Index
Account Value	$ 23,225	23,673	23,563	23,313	22,542	21,163	20,299	18,916	19,388	18,964	18,629	19,729	18,519	18,685	18,820	17,654	17,993	17,610	15,700	16,158	15,626	13,992	13,579	14,466	14,062	12,871	12,668	12,936	12,406	11,366	12,013	12,498	12,083	12,437	12,058	11,033	11,742	11,256	10,751	10,466	10,000
NACC2 Index: MSCI U.S. Investable Market Consumer Staples 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Consumer Staples 25/50 Index
Account Value	$ 232,251	236,731	235,628	233,127	225,424	211,633	202,994	189,164	193,878	189,640	186,294	197,285	185,189	186,849	188,196	176,539	179,933	176,103	156,996	161,582	156,264	139,916	135,794	144,665	140,623	128,713	126,680	129,356	124,065	113,665	120,134	124,977	120,826	124,366	120,583	110,332	117,420	112,556	107,508	104,657	100,000
NACC2 Index: MSCI U.S. Investable Market Energy 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Energy 25/50 Index
Account Value	$ 19,678	17,579	19,326	20,314	19,120	19,450	17,757	17,360	18,127	15,261	16,651	18,020	15,801	16,711	13,418	10,339	9,073	9,623	8,721	6,449	6,120	6,491	7,610	9,458	9,252	9,546	10,574	10,708	12,212	12,346	10,655	10,984	9,834	10,212	11,135	11,628	10,631	10,348	8,586	10,262	10,000
NACC2 Index: MSCI U.S. Investable Market Energy 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Energy 25/50 Index
Account Value	$ 196,781	175,789	193,263	203,136	191,196	194,497	177,575	173,597	181,270	152,613	166,511	180,204	158,009	167,115	134,179	103,391	90,735	96,229	87,205	64,486	61,195	64,908	76,097	94,582	92,524	95,464	105,737	107,083	122,121	123,459	106,551	109,841	98,338	102,117	111,350	116,279	106,311	103,476	85,863	102,615	100,000
NACC2 Index: MSCI U.S. Investable Market Financials 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Financials 25/50 Index
Account Value	$ 34,522	32,032	32,729	32,512	28,431	25,786	24,935	21,973	20,964	19,077	21,682	21,818	19,904	21,153	22,957	22,744	22,708	22,292	19,027	16,169	14,335	13,348	15,282	17,199	15,351	14,782	15,100	15,116	15,954	15,307	15,900	15,233	13,606	12,864	13,516	12,353	10,904	10,423	9,193	10,563	10,000
NACC2 Index: MSCI U.S. Investable Market Financials 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Financials 25/50 Index
Account Value	$ 345,221	320,325	327,293	325,120	284,313	257,861	249,348	219,733	209,638	190,769	216,816	218,179	199,041	211,531	229,569	227,439	227,084	222,919	190,269	161,688	143,351	133,478	152,824	171,989	153,512	147,818	151,002	151,155	159,542	153,068	158,995	152,327	136,059	128,636	135,161	123,532	109,045	104,230	91,934	105,630	100,000
NACC2 Index: MSCI U.S. Investable Market Health Care 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Health Care 25/50 Index
Account Value	$ 22,540	21,462	23,851	23,756	25,057	22,709	22,939	20,527	20,940	20,129	19,985	21,549	19,541	20,311	20,378	20,740	21,839	19,899	18,595	17,763	17,048	16,074	14,298	15,138	13,738	13,136	13,811	14,120	14,041	12,419	12,422	12,209	11,817	10,971	10,757	9,786	10,262	9,984	9,168	10,037	10,000
NACC2 Index: MSCI U.S. Investable Market Health Care 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Health Care 25/50 Index
Account Value	$ 225,395	214,617	238,510	237,562	250,572	227,087	229,394	205,273	209,395	201,285	199,854	215,486	195,413	203,113	203,777	207,405	218,394	198,994	185,948	177,631	170,478	160,745	142,980	151,379	137,376	131,364	138,111	141,200	140,407	124,192	124,224	122,092	118,172	109,706	107,574	97,862	102,621	99,836	91,682	100,369	100,000
NACC2 Index: MSCI U.S. Investable Market Industrials 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Industrials 25/50 Index
Account Value	$ 35,035	32,354	31,032	33,222	30,008	28,316	27,566	24,082	24,279	21,463	22,272	22,047	20,218	20,365	21,630	22,132	22,600	22,711	19,873	18,761	16,431	14,251	15,376	17,027	15,634	14,779	15,484	14,710	15,735	14,997	15,218	14,918	13,617	13,374	13,112	12,410	11,581	10,983	10,094	10,680	10,000
NACC2 Index: MSCI U.S. Investable Market Industrials 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Industrials 25/50 Index
Account Value	$ 350,349	323,540	310,320	332,223	300,078	283,162	275,663	240,820	242,793	214,634	222,718	220,466	202,183	203,647	216,298	221,321	226,000	227,114	198,727	187,612	164,308	142,513	153,758	170,270	156,336	147,789	154,843	147,099	157,352	149,968	152,176	149,179	136,174	133,742	131,125	124,104	115,810	109,827	100,942	106,798	100,000
NACC2 Index: Information Technology Spliced Index
Account Value [Line Items]
Line Graph and Table Measure Name	Information Technology Spliced Index
Account Value	$ 76,301	66,372	65,320	67,876	62,472	58,023	56,191	49,988	48,075	44,968	37,902	37,370	37,388	38,568	43,061	47,566	45,255	39,420	37,697	35,331	34,561	27,374	24,599	24,592	22,157	20,110	19,911	18,765	20,746	18,653	18,039	16,754	15,293	14,614	13,373	12,046	11,759	10,946	10,006	11,017	10,000
NACC2 Index: Information Technology Spliced Index
Account Value [Line Items]
Line Graph and Table Measure Name	Information Technology Spliced Index
Account Value	$ 763,006	663,724	653,202	678,758	624,719	580,228	561,911	499,884	480,748	449,684	379,025	373,695	373,878	385,682	430,610	475,659	452,550	394,202	376,974	353,312	345,608	273,744	245,994	245,915	221,566	201,102	199,108	187,647	207,460	186,530	180,393	167,539	152,929	146,139	133,726	120,464	117,590	109,463	100,063	110,175	100,000
NACC2 Index: CRSP US Mega Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Index
Account Value	$ 41,617	37,806	37,925	38,000	35,561	32,988	31,729	28,260	27,570	25,428	23,520	24,124	23,389	24,288	25,895	27,237	26,896	24,755	22,432	21,344	20,687	17,637	16,851	17,717	16,387	15,312	15,405	15,223	15,867	14,684	14,693	14,209	13,191	12,772	12,434	11,475	11,267	10,822	9,933	10,637	10,000
NACC2 Index: CRSP US Mega Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Index
Account Value	$ 20,808,488	18,903,084	18,962,277	19,000,075	17,780,382	16,494,026	15,864,510	14,129,911	13,785,073	12,713,965	11,760,148	12,062,168	11,694,357	12,144,063	12,947,302	13,618,561	13,447,995	12,377,413	11,215,891	10,671,944	10,343,725	8,818,609	8,425,645	8,858,491	8,193,354	7,655,901	7,702,297	7,611,470	7,933,347	7,341,795	7,346,476	7,104,610	6,595,601	6,386,178	6,216,766	5,737,690	5,633,407	5,411,088	4,966,269	5,318,629	5,000,000
NACC2 Index: CRSP US Mega Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Value Index
Account Value	$ 30,845	28,860	29,940	29,953	28,465	26,260	25,247	23,037	22,891	21,407	21,793	22,801	20,698	21,964	21,881	20,897	21,216	20,762	18,357	17,095	15,920	14,965	15,227	16,856	15,453	14,726	15,072	15,138	15,197	14,150	14,386	14,149	13,017	12,627	12,760	11,926	11,473	10,985	10,051	10,587	10,000
NACC2 Index: CRSP US Mega Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Value Index
Account Value	$ 15,422,390	$ 14,430,217	$ 14,969,966	$ 14,976,705	$ 14,232,703	$ 13,130,020	$ 12,623,474	$ 11,518,568	$ 11,445,435	$ 10,703,540	$ 10,896,605	$ 11,400,729	$ 10,349,244	$ 10,981,902	$ 10,940,392	$ 10,448,283	$ 10,608,196	$ 10,381,226	$ 9,178,498	$ 8,547,588	$ 7,959,790	$ 7,482,267	$ 7,613,450	$ 8,428,221	$ 7,726,390	$ 7,362,833	$ 7,536,116	$ 7,568,896	$ 7,598,728	$ 7,075,152	$ 7,193,040	$ 7,074,552	$ 6,508,591	$ 6,313,262	$ 6,379,897	$ 5,962,856	$ 5,736,378	$ 5,492,619	$ 5,025,406	$ 5,293,670	$ 5,000,000